Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - IBOR Reform (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	€ 916,199	€ 942,218	€ 882,921
Deposits	849,310	€ 824,365	€ 780,496
IAS 39
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	64,706
Debt securities acquired	2,716
Deposits	13,504
Debt securities issued	11,090
Derivative assets	24,283
Derivative liabilities	22,871
Loan commitments	38,387
IAS 39 | EONIA
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	102
Debt securities acquired	68
Deposits	2,510
Debt securities issued	284
Derivative assets	213
Derivative liabilities	419
Loan commitments	2
IAS 39 | EONIA | After 2021
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	0
Debt securities acquired	68
Deposits	7
Debt securities issued	284
Derivative assets	213
Derivative liabilities	406
Loan commitments	0
IAS 39 | LIBOR
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	64,604
Debt securities acquired	2,648
Deposits	10,994
Debt securities issued	10,806
Derivative assets	24,070
Derivative liabilities	22,452
Loan commitments	38,385
IAS 39 | USD LIBOR
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	39,517
Debt securities acquired	711
Deposits	8,843
Debt securities issued	7,734
Derivative assets	13,967
Derivative liabilities	9,437
Loan commitments	24,907
IAS 39 | GBP LIBOR
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	20,611
Debt securities acquired	1,934
Deposits	1,638
Debt securities issued	2,756
Derivative assets	9,786
Derivative liabilities	11,314
Loan commitments	€ 13,308